Shareholder Report, Line Graph (Details) 193294_Huber Mid Cap Value Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Dec. 31, 2015	Oct. 31, 2025
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 17,764	$ 14,590	$ 15,809	$ 15,500	$ 9,914	$ 12,817	$ 12,650	$ 12,439	$ 10,410	$ 10,000	$ 18,252
Bloomberg US 2500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 2500 Total Return Index
Accumulated Value	23,588	17,633	18,479	22,616	15,049	14,774	13,736	13,301	10,670	10,000	$ 26,216
Bloomberg US 2500 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 2500 Value Total Return
Accumulated Value	$ 22,386	$ 17,096	$ 17,820	$ 19,280	$ 11,785	$ 13,656	$ 13,213	$ 13,277	$ 11,075	$ 10,000	$ 23,881